Fair Value Measurements (Details)	3 Months Ended	12 Months Ended
	Oct. 04, 2014 Fossil Spain USD ($)	Jan. 03, 2015 Fossil Spain USD ($)	Jan. 03, 2015 Fossil Spain EUR (€)	Jan. 03, 2015 Level 3 Contingent consideration, Fossil Spain	Jan. 03, 2015 Fair Value Measurement, Recurring Basis Level 1 USD ($)	Dec. 28, 2013 Fair Value Measurement, Recurring Basis Level 1 USD ($)	Jan. 03, 2015 Fair Value Measurement, Recurring Basis Level 2 USD ($)	Dec. 28, 2013 Fair Value Measurement, Recurring Basis Level 2 USD ($)	Jan. 03, 2015 Fair Value Measurement, Recurring Basis Level 3 USD ($)	Dec. 28, 2013 Fair Value Measurement, Recurring Basis Level 3 USD ($)	Jan. 03, 2015 Fair Value Measurement, Recurring Basis Total USD ($)	Dec. 28, 2013 Fair Value Measurement, Recurring Basis Total USD ($)
Assets:
Forward contracts					$ 0	$ 0	$ 27,669,000	$ 3,508,000	$ 0	$ 0	$ 27,669,000	$ 3,508,000
Investment in publicly traded mutual funds					2,477,000	2,360,000		0	0	0	2,477,000	2,360,000
Interest rate swaps					0	0	1,724,000	4,307,000	0	0	1,724,000	4,307,000
Total					2,477,000	2,360,000	29,393,000	7,815,000	0	0	31,870,000	10,175,000
Liabilities:
Contingent consideration					0	0	0	0	7,114,000	8,084,000	7,114,000	8,084,000
Forward contracts						0		8,214,000		0		8,214,000
Interest rate swaps					0	0	2,514,000	4,476,000	0	0	2,514,000	4,476,000
Total					0	0	2,514,000	12,690,000	7,114,000	8,084,000	9,628,000	20,774,000
Payment of contingent consideration		3,400,000	2,800,000
Fair value of contingent consideration liability during the period resulting increase (decrease) operating expenses	(1,100,000)
Maximum annual variable price for contingent consideration		$ 4,200,000	€ 3,500,000
Future revenue growth for 2015 (as a percent)		10.00%	10.00%
Projected operating expenses as a percentage of revenues				28.00%
Discount rate (as a percent)				19.00%